Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
Inventories

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Raw materials and consumables	82.9	97.7
Work in progress	41.0	41.7
Finished goods and goods for resale	183.0	185.6
Total inventories	306.9	325.0

During the year ended December 31, 2017 €7.6 million (year ended December 31, 2016 €6.4 million, nine months ended December 31, 2015: €3.5 million; year ended March 31, 2015: nil) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories.